Financial Instruments - Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Cash and short-term investments	$ 283,550	$ 167,113	$ 120,564
Short-term investments	51,723	111,946
Credit risk [member]
Disclosure of credit risk exposure [line items]
Cash and short-term investments	283,550	167,113
Trade accounts receivable	40,020	35,084
Current advances to suppliers	11,228	8,186
Employee loans	$ 667	$ 552